Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 4,434,525		¥ 7,097,938	¥ 2,997,212	$ 624,590
Short-term investments	941,738		818,265		132,641
Accounts receivable, net	2,169,042		2,402,675		305,503
Licensed copyrights, net	582,521		746,058		82,047
Prepayments and other assets	2,794,259		2,602,927		393,563
Total current assets	12,635,229		13,785,635		1,779,635
Non-current assets:
Fixed assets, net	863,813		1,104,721		121,666
Long-term investments	2,260,785		2,453,644		318,425
Licensed copyrights, net	6,966,508		6,840,629		981,212
Produced content, net	13,376,985		13,001,904		1,884,109
Operating lease assets	683,897		673,971		96,325
Goodwill	3,820,823		3,826,147	3,888,346	538,152	$ 538,902
Total non-current assets	31,959,145		32,262,714		4,501,351
Total assets	44,594,374		46,048,349		6,280,986
Current liabilities:
Customer advances and deferred revenue	4,373,208		4,232,110		615,953
Short-term loans	3,571,637		3,347,638		503,055
Operating lease liabilities, current portion	100,883		103,517		14,209
Total current liabilities	22,341,534		28,130,018		3,146,739
Non-current liabilities:
Operating lease liabilities	523,747		508,571		73,768
Total non-current liabilities	10,067,925		11,574,892		1,418,038
Revenues	31,872,651	$ 4,489,169	28,997,548	30,554,359
Cost of revenues	(23,102,492)	(3,253,918)	(22,319,315)	(27,513,497)
Net (loss)/income	1,952,554	275,012	(117,776)	(6,108,533)
Net cash provided by operating activities	3,351,600	472,063	(70,569)	(5,951,847)
Net cash provided by/(used for) investing activities	(1,739,515)	(245,005)	265,980	1,262,350
Net cash provided by/(used for) financing activities	(4,285,072)	(603,541)	4,468,863	(2,959,455)
Variable Interest Entities
Current assets:
Cash and cash equivalents	2,832,913		1,882,877		399,007
Short-term investments	333,191		529,411		46,929
Accounts receivable, net	2,061,497		2,316,961		290,356
Licensed copyrights, net	361,225		527,792		50,877
Prepayments and other assets	2,603,639		2,366,445		366,715
Total current assets	8,192,465		7,623,486		1,153,884
Non-current assets:
Fixed assets, net	600,586		649,690		84,591
Long-term investments	1,712,915		1,941,014		241,259
Licensed copyrights, net	1,951,329		1,952,497		274,839
Produced content, net	12,349,284		12,534,227		1,739,360
Operating lease assets	545,894		578,937		76,888
Goodwill	2,345,466		2,350,790		330,352
Others	745,107		712,697		104,946
Total non-current assets	20,250,581		20,719,852		2,852,235
Total assets	28,443,046		28,343,338		4,006,119
Current liabilities:
Accounts payable	3,197,634		3,315,976		450,377
Customer advances and deferred revenue	4,234,384		4,125,789		596,401
Short-term loans	2,292,845		2,381,846		322,940
Operating lease liabilities, current portion	83,575		95,603		11,771
Accrued expenses and other liabilities	2,641,951		2,315,572		372,111
Total current liabilities	12,450,389		12,234,786		1,753,600
Non-current liabilities:
Operating lease liabilities	485,139		502,687		68,330
Other non-current liabilities	1,037,634		1,247,571		146,148
Total non-current liabilities	1,522,773		1,750,258		214,478
Amounts due to the Company and its subsidiaries	21,712,172		22,808,971		3,058,095
Total liabilities	35,685,334		36,794,015		$ 5,026,173
Revenues	29,783,468	4,194,913	26,966,013	28,947,480
Cost of revenues	(24,439,915)	(3,442,290)	(22,989,890)	(25,916,423)
Net (loss)/income	824,015	116,060	334,414	(1,688,711)
Net cash provided by operating activities	831,956	117,179	275,422	160,904
Net cash provided by/(used for) investing activities	251,794	35,464	547,231	(540,018)
Net cash provided by/(used for) financing activities	(141,212)	(19,889)	79,733	515,423
Variable Interest Entities | Third-Party
Non-current liabilities:
Revenues	29,432,773	4,145,519	26,781,187	28,739,929
Cost of revenues	(16,776,185)	(2,362,876)	(15,746,144)	(17,636,223)
Variable Interest Entities | Inter-Group
Non-current liabilities:
Revenues	350,695	49,394	184,826	207,551
Cost of revenues	¥ (7,663,730)	$ (1,079,414)	¥ (7,243,746)	¥ (8,280,200)